Consolidated Statements of Changes in Stockholder's Equity (Deficits) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023		$ 1,800	[1]	$ 142,899		$ (1,693,628)	$ (5,999)	$ (1,554,928)
Balance, shares at Dec. 31, 2023	[1]	18,000,000
Net income (loss)			[1]			(776,960)		(776,960)
Other comprehensive income			[1]				273	273
Balance at Dec. 31, 2024		$ 1,800	[1]	142,899		(2,470,588)	(5,726)	(2,331,615)
Balance, shares at Dec. 31, 2024	[1]	18,000,000
Net income (loss)						(77,177)		(77,177)
Other comprehensive income							(110)	(110)
Balance at Mar. 31, 2025		$ 1,800		142,899		(2,547,765)	(5,836)	(2,408,902)
Balance, shares at Mar. 31, 2025		18,000,000
Balance at Dec. 31, 2024		$ 1,800	[1]	142,899		(2,470,588)	(5,726)	(2,331,615)
Balance, shares at Dec. 31, 2024	[1]	18,000,000
Net income (loss)			[1]			(24,926,364)		(24,926,364)
Reverse recapitalization / AlphaVest Public shares		$ 142	[1]	5,132,227	[2]			5,132,369
Reverse recapitalization / AlphaVest Public shares, shares	[1]	1,416,002
PIPE shares issued		$ 80	[1]	7,999,920				8,000,000
PIPE shares issued, shares	[1]	800,000
AlphaVest Initial Stockholders		$ 232	[1]	(232)
AlphaVest Initial Shareholders, shares	[1]	2,323,528
FPA subscription receivable			[1]	(1,678,678)				(1,678,678)
Reclassification of warrant liability to equity			[1]	25,549,272				25,549,272
Shares underlying sponsor’s convertible notes		$ 6	[1]	558,320				558,326
Shares underlying sponsor's convertible notes, shares	[1]	55,833
VIE deconsolidation			[1]	(50,699)		58,842	5,726	13,869
Balance at Dec. 31, 2025		$ 2,260	[1]	37,653,029		(27,338,109)		10,317,180
Balance, shares at Dec. 31, 2025	[1]	22,595,363
Net income (loss)						145,601		145,601
Other comprehensive income							(487)	(487)
Issuance of shares from exercise of warrants				20,085				20,085
Issuance of shares from exercise of warrants, shares		5,000
Balance at Mar. 31, 2026		$ 2,260		$ 37,673,115		$ (27,192,508)	$ (487)	$ 10,482,380
Balance, shares at Mar. 31, 2026		22,600,363

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 1.
[2]	This includes the total proceeds from the trust account, net of deferred offering cost, FPA proceeds, and other adjustments related to reverse merge. See Note 1 for details.